Leases	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Leases
15	Leases

(a)	Amounts recognized in the statement of financial position
The statement of financial position shows the following amounts relating to leases:

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Right-of-use assets
Land use rights	397,808	380,764
Buildings	11,221	3,288
Equipment	879	625
Others	893	966

	410,801	385,643

Lease liabilities
Current	9,352	3,229
Non-current	3,119	1,384

	12,471	4,613

For the year ended 31 December 2021, additions to the
right-of-use
assets were RMB9,534 thousand (2019: RMB 33,980 thousand, 2020: RMB 109,238 thousand, including 102,283 thousand generated by the acquisition of a subsidiary,).
At 31 December 2021, the lease liabilities were repayable as follows:

2021
RMB’000
Within 1 year	3,229
After 1 year but within 2 years	672
After 2 years but within 5 years	712

4,613

(b)	Amounts recognized in the statement of profit or loss
The statement of profit or loss shows the following amounts relating to leases:

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Depreciation charge of right-of-use assets
Land use rights	(14,814)	(15,965)	(17,044)
Buildings	(12,541)	(15,481)	(15,677)
Equipment	(74,025)	(449)	(399)
Others	(618)	(758)	(1,187)

	(101,998)	(32,653)	(34,307)

Interest expense (included in Finance expenses)	(2,570)	(887)	(537)
Expense relating to short-term leases (included in Cost of sales)	(2,961)	(3,731)	(6,938)
The total cash outflow for leases in 2021 was RMB24,482 thousand (2019: RMB94,441 thousand, 2020: RMB20,204 thousand).